4. Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Inventories

Inventory consists of the following at September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
Raw materials	$192,096	$398,510
Work in progress	150,784	116,319
Finished goods	66,315	141,568
Total	$409,195	$656,397

During the nine months ended September 30, 2012, the Company recorded a nonreciprocal, non-monetary receipt of inventory in the amount of $87,215. This amount was also recorded as Other Income in the Statement of Operations during the nine month period ended September 30, 2012. The transaction was accounted for at fair value on the date the inventory was received.

Inventories consist of the following at December 31, 2012 and 2011:
	2012	2011
Raw materials	$398,510	$173,510
Work in progress	116,319	11,768
Finished goods	141,568	320,678
Total	$656,397	$505,956